Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 29, 2018
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 06, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 06, 2018
Prospectus Date	rr_ProspectusDate	Jun. 29, 2018
ALPS/Smith Short Duration Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

ALPS/SMITH TOTAL RETURN BOND FUND
ALPS/SMITH SHORT DURATION BOND FUND

SUPPLEMENT DATED NOVEMBER 6, 2018
TO THE
SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED
JUNE 29, 2018

Summary Prospectus and Prosectus

The section entitled “PERFORMANCE INFORMATION” in the Summary Prospectus and in the Summary Sections of the Prospectus with respect to the ALPS/Smith Total Return Bond Fund is hereby deleted and replaced in its entirety with the following:

PERFORMANCE INFORMATION

As the Fund was launched in June of 2018, the Fund does not yet have annual total returns for a full calendar year, therefore no performance information for the Fund is provided in this Prospectus. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Bloomberg Barclays US Aggregate Bond Index, a broad-based securities market index. Updated performance information will be available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

The section entitled “PERFORMANCE INFORMATION” in the Summary Prospectus and in the Summary Sections of the Prospectus with respect to the ALPS/Smith Short Duration Bond Fund is hereby deleted and replaced in its entirety with the following:

PERFORMANCE INFORMATION

As the Fund was launched in June of 2018, the Fund does not yet have annual total returns for a full calendar year, therefore no performance information for the Fund is provided in this Prospectus. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Bloomberg Barclays 1-3 Year US Government/Credit Index, a broad-based securities market index. Updated performance information will be available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

ALPS/Smith Total Return Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

ALPS/SMITH TOTAL RETURN BOND FUND
ALPS/SMITH SHORT DURATION BOND FUND

SUPPLEMENT DATED NOVEMBER 6, 2018
TO THE
SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED
JUNE 29, 2018

Summary Prospectus and Prosectus

The section entitled “PERFORMANCE INFORMATION” in the Summary Prospectus and in the Summary Sections of the Prospectus with respect to the ALPS/Smith Total Return Bond Fund is hereby deleted and replaced in its entirety with the following:

PERFORMANCE INFORMATION

As the Fund was launched in June of 2018, the Fund does not yet have annual total returns for a full calendar year, therefore no performance information for the Fund is provided in this Prospectus. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Bloomberg Barclays US Aggregate Bond Index, a broad-based securities market index. Updated performance information will be available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

The section entitled “PERFORMANCE INFORMATION” in the Summary Prospectus and in the Summary Sections of the Prospectus with respect to the ALPS/Smith Short Duration Bond Fund is hereby deleted and replaced in its entirety with the following:

PERFORMANCE INFORMATION

As the Fund was launched in June of 2018, the Fund does not yet have annual total returns for a full calendar year, therefore no performance information for the Fund is provided in this Prospectus. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Bloomberg Barclays 1-3 Year US Government/Credit Index, a broad-based securities market index. Updated performance information will be available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.